Capital stock (Details 1) - Number of Common Shares	3 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Statement [Line Items]
Balance, beginning of year	1,237,700	1,477,700
Forfeited, cancelled or expired	(52,700)	0
Balance, end of year	1,185,000	1,477,700
Options exercisable, end of period	586,000	593,700
Weighted average exercise price, beginning of year	$ 1.27	$ 1.72
Weighted average exercise price, Forfeited, cancelled or expired	(1.90)	0
Weighted average exercise price, end of period	1.24	1.72
Weighted average exercise price, exercisable	$ 1.23	$ 2.41